Accrued Liabilities	3 Months Ended
Mar. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Accrued Liabilities
7. Accrued Liabilities
Accrued liabilities consist of the following (in thousands):

	March 31, 2021	December 31, 2020
Marketing expenses	$1,514	$1,122
Professional services	1,480	1,241
Payroll costs	1,250	919
Tax payables	729	651
Warrant exercise deposit liability	—	664
Other accrued liabilities	850	387

Total accrued liabilities	$5,823	$4,984